Note 16 - Financial Assets and Liabilities - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial assets		$ 326,630	$ 77,869
Financial liabilities		129,378	32,632
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		57,125	17,957
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		129,378	32,132
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Financial liabilities	[1]	56,974	4,761
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		57,125	17,957
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		15,279	9,413
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities			500
Financial liabilities at fair value through profit or loss, category [member] | Short position in listed equity instruments [member]
Statement Line Items [Line Items]
Financial liabilities			500
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Non-current financial assets	[2]	1,351	2,025
Financial assets		111,369	43,612
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		49,371	37,468
Financial assets at amortised cost, category [member] | Other short-term receivables [member]
Statement Line Items [Line Items]
Current financial assets	[3]	59,112	4,031
Financial assets at amortised cost, category [member] | Other financial assets [member]
Statement Line Items [Line Items]
Current financial assets		1,535	89
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		215,261	34,257
Financial assets at fair value through profit or loss, category [member] | Preferred shares in associates [member]
Statement Line Items [Line Items]
Financial assets	[4]	80,000	30,000
Financial assets at fair value through profit or loss, category [member] | Loans to customers [member]
Statement Line Items [Line Items]
Financial assets		93,115	3,092
Financial assets at fair value through profit or loss, category [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Financial assets		$ 42,146	$ 1,165

[1]	As of December 31, 2019, US$42,247 thousand was related to short term loans used to partially fund the microlending business in India. See Notes 13 and 19 for more information.
[2]	Includes long-term deposits for office rent
[3]	Includes cash of US$52,878 thousand deposited into an escrow account as security for loans from a credit institution. See Note 19 for more information.
[4]	Carrying amount of preferred shares is presented as Investments in associates and joint ventures in the Statement of Financial Position, while changes in fair value is included in Share of net income (loss) of associates and joint ventures in the Statement of Operations. In 2019, the Group recognized an unrealized gain on the preferred shares of US$37,900 thousand (2018: US$0). See Note 27 for more information.